Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense (Benefit) [Abstract]
Current	$ 532,418	$ 307,398	$ 353,648
Deferred	(87,094)	72,160	(176,230)
Current total	445,324	379,558	177,418
Current	5,578	850	(441,492)
Deferred	(1,180,809)	75,838	(486,997)
Non current total	(1,175,231)	76,688	(928,489)
Total current tax expense (benefit)	537,996	308,248	(87,844)
Total deferred tax (benefit) expense	(1,267,903)	147,998	(663,227)
Total income tax (benefit) expense	$ (729,907)	$ 456,246	$ (751,071)